33. Income tax and social contribution expenses (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax And Social Contribution Expenses Tables
Schedule of income tax and social contribution on profit or loss reconciliation
	2017	2016	2015

Current income tax and social contribution
Income tax for the year	(203,932)	(309,695)	(358,188)
Social contribution for the year	(77,148)	(110,997)	(132,754)
Tax incentive – SUDENE/SUDAM (*)	112,493	118,250	93,123
	(168,587)	(302,442)	(397,819)
Deferred income tax and social contribution
Deferred income tax	(23,976)	29,482	(378,168)
Deferred social contribution	(8,631)	9,947	(136,140)
	(32,607)	39,429	(514,308)
Provision for income tax and social contribution	185	124	(3,464)

	(32,422)	39,553
	(201,009)	(262,889)	(915,591)

Schedule of income tax and social contribution expenses reconciliation
	2017	2016	2015
Income before income tax and social contribution	1,435,516	1,013,316	3,001,033
Combined tax rate	34%	34%	34%
Combined tax rate on income tax and social contribution	(488,075)	(344,527)	(1,020,351)
(Additions)/Exclusions:
Unrecognized/recognized tax losses and temporary differences	68,716	6,611	(4,106)
Permanent additions and exclusions:
Non-deductible expenses for tax purposes	(6,638)	(18,634)	(24,410)
Financial lease impact	(35,872)	(30,700)	27,546
Tax benefit of interest on shareholders’ equity allocated	64,597	-	-
SUDENE/SUDAM tax incentive (*)	112,498	118,250	93,123
Use of previously unrecognized tax losses	11,176	-	-
Other amounts	72,589	6,111	12,607
	287,066	81,638	104,760
Income tax and social contribution recorded in income for the year	(201,009)	(262,889)	(915,591)
Effective tax rate	14.00%	25.94%	30.51%